Evaluation tools at customers (Tables)	12 Months Ended
Dec. 31, 2013
Other Inventory, Gross [Abstract]
Schedule of changes in the Amount of Evaluation Tools
The changes in the amount of evaluation tools are as follows:

	December 31,
	2012	2013
Balance at beginning of year	13,987	16,922
Evaluation tools shipped	11,120	8,329
Depreciation	(3,798)	(3,771)
Evaluation tools sold	(3,277)	(6,221)
Foreign currency translation effect	(1,110)	(1,927)
Balance at end of year	16,922	13,332

Useful lives in years:	5